Share-based payments - Disclosure of reconciliation of AGAs (Details) - shares														1 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2025	Aug. 01, 2025	May 30, 2025	Mar. 20, 2025	Feb. 06, 2025	Sep. 05, 2024	Jul. 11, 2024	May 23, 2024	Mar. 28, 2024	Feb. 01, 2024	Dec. 01, 2023	Sep. 28, 2023	Jul. 11, 2023	Mar. 31, 2025	Aug. 31, 2025	Sep. 30, 2025
Total AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																3,388,040
Number of instruments issued (in shares)	10,824,148															6,276,727
Number of instruments lapsed (in shares)																(160,875)
Number of instruments vested (in shares)																(546,905)
Number of instruments outstanding, ending balance (in shares)	8,956,987															8,956,987
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																780,040
Number of instruments issued (in shares)													1,382,796			0
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																(177,280)
Number of instruments outstanding, ending balance (in shares)	602,760															602,760
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																75,000
Number of instruments issued (in shares)													100,000			0
Number of instruments lapsed (in shares)																(75,000)
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	0															0
AGA-2023-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																485,875
Number of instruments issued (in shares)												731,500				0
Number of instruments lapsed (in shares)																(15,500)
Number of instruments vested (in shares)																(251,125)
Number of instruments outstanding, ending balance (in shares)	219,250															219,250
AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																213,250
Number of instruments issued (in shares)												254,250				0
Number of instruments lapsed (in shares)																(1,250)
Number of instruments vested (in shares)																(108,500)
Number of instruments outstanding, ending balance (in shares)	103,500															103,500
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																81,250
Number of instruments issued (in shares)											132,750					0
Number of instruments lapsed (in shares)																(26,000)
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	55,250															55,250
AGA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																1,355,625
Number of instruments issued (in shares)										1,549,125						0
Number of instruments lapsed (in shares)																(30,125)
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	1,325,500															1,325,500
AGA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																22,500
Number of instruments issued (in shares)									22,500							0
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	22,500															22,500
AGA-2024-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																38,500
Number of instruments issued (in shares)								38,500								0
Number of instruments lapsed (in shares)																(7,500)
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	31,000															31,000
AGA-2024-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																93,000
Number of instruments issued (in shares)							93,000									0
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	93,000															93,000
AGA-2024-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																25,000
Number of instruments issued (in shares)							25,000									0
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	25,000															25,000
AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																20,000
Number of instruments issued (in shares)							20,000									0
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																(10,000)
Number of instruments outstanding, ending balance (in shares)	10,000															10,000
AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																198,000
Number of instruments issued (in shares)						198,000										0
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	198,000															198,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)					4,319,500										4,319,500	4,319,500
Number of instruments lapsed (in shares)																(5,500)
Number of instruments vested (in shares)
Number of instruments outstanding, ending balance (in shares)	4,314,000															4,314,000
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)					123,102										123,102	123,102
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)
Number of instruments outstanding, ending balance (in shares)	123,102															123,102
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)					17,625										17,625	17,625
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)
Number of instruments outstanding, ending balance (in shares)	17,625															17,625
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)					30,500										30,500	30,500
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)
Number of instruments outstanding, ending balance (in shares)	30,500															30,500
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)				50,000										50,000	50,000	50,000
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	50,000															50,000
AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)			25,000												25,000	25,000
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	25,000															25,000
AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)																0
Number of instruments issued (in shares)		1,711,000													1,711,000	1,711,000
Number of instruments lapsed (in shares)																0
Number of instruments vested (in shares)																0
Number of instruments outstanding, ending balance (in shares)	1,711,000															1,711,000